Earnings / Loss per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income / (Loss):
Net income / (loss)	$ (154,228)	$ (458,177)	$ (11,723)
Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	47,574,454	39,124,673	11,688,239
Basic earnings / (loss) per share	$ (3.24)	$ (11.71)	$ (1)
Effect of dilutive securities:
Dilutive effect of non vested shares	0	0	0
Weighted average common shares outstanding, diluted	47,574,454	39,124,673	11,688,239
Diluted earnings / (loss) per share	$ (3.24)	$ (11.71)	$ (1)
Earnings / (loss) per share
Number of anti-dilutive shares	385,000	135,230	78,833
Employee Stock Option
Earnings / (loss) per share
Number of anti-dilutive shares	104,250	104,250